Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Central Index Key	0000909832
Entity Registrant Name	COSTCO WHOLESALE CORP /NEW
Amendment Flag	false
Document Type	11-K
Document Period End Date	Dec. 31, 2025